Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Entity Registrant Name	ChargePoint Holdings, Inc.
Document Type	S-1/A
Amendment Flag	false
Entity Central Index Key	0001777393
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false